UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Jan-13

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          90

Form 13F Information Table Value Total:     $ 83,957

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1525    16424 SH       Sole                     1850             14574
                                                                79      850 SH       Defined                                     850
AT & T Corp.                   COM              00206R102     1550    45983 SH       Sole                     4755             41228
                                                                92     2725 SH       Defined                    75              2650
Archer-Daniels-Midland Company COM              039483102     1235    45100 SH       Sole                     4885             40215
                                                                 6      225 SH       Defined                                     225
Auto Data Processing           COM              053015103     2044    35897 SH       Sole                     3975             31922
                                                                97     1705 SH       Defined                                    1705
Becton, Dickinson & Company    COM              075887109     1836    23476 SH       Sole                     2475             21001
                                                                78     1000 SH       Defined                                    1000
Bemis Company                  COM              081437105     1587    47419 SH       Sole                     5765             41654
                                                                83     2475 SH       Defined                   100              2375
Brown Forman Corp CL B         COM              115637209     1715    27123 SH       Sole                     2973             24150
                                                                47      749 SH       Defined                                     749
C.R. Bard Inc.                 COM              067383109     1923    19677 SH       Sole                     2180             17497
                                                               101     1035 SH       Defined                                    1035
Chubb Corp.                    COM              171232101     2265    30074 SH       Sole                     2925             27149
                                                               115     1525 SH       Defined                    50              1475
Cincinnati Financial           COM              172062101     1660    42399 SH       Sole                     4580             37819
                                                                57     1450 SH       Defined                                    1450
Cognizant Technology Solutions COM              192446102     1413    19131 SH       Sole                     1975             17156
                                                                24      325 SH       Defined                                     325
Cohen Steers Realty Ishares    COM              464287564     1823    23211 SH       Sole                     2100             21111
                                                                22      275 SH       Defined                                     275
Colgate Palmolive              COM              194162103      225     2150 SH       Sole                                       2150
Disney (Walt) Holding Co.      COM              254687106      115     2306 SH       Sole                                       2306
                                                               183     3680 SH       Defined                                    3680
Dover Corp.                    COM              260003108     1517    23085 SH       Sole                     2530             20555
                                                                30      450 SH       Defined                                     450
Ecolab Inc.                    COM              278865100     1969    27382 SH       Sole                     3000             24382
                                                                23      325 SH       Defined                                     325
Emerson Electric Company       COM              291011104     1914    36133 SH       Sole                     3300             32833
                                                                61     1150 SH       Defined                    50              1100
Exxon Mobil Corp.              COM              30231G102     2926    33811 SH       Sole                     3710             30101
                                                               413     4775 SH       Defined                                    4775
General Mills Inc.             COM              370334104      222     5500 SH       Sole                                       5500
Genuine Parts                  COM              372460105     1263    19863 SH       Sole                     2260             17603
                                                                48      750 SH       Defined                                     750
HCP Inc.                       COM              40414L109     1548    34284 SH       Sole                     3820             30464
                                                                94     2075 SH       Defined                                    2075
Hormel Foods Corp.             COM              440452100     1559    49946 SH       Sole                     5480             44466
                                                                51     1625 SH       Defined                                    1625
IBM Corp.                      COM              459200101     1966    10263 SH       Sole                     1240              9023
                                                               397     2075 SH       Defined                                    2075
International Speedway Corp. C COM              460335201      405    14663 SH       Sole                                      14663
Johnson & Johnson              COM              478160104     1665    23747 SH       Sole                     2180             21567
                                                                68      975 SH       Defined                                     975
Lowe's Companies, Inc.         COM              548661107     2012    56650 SH       Sole                     6785             49865
                                                                94     2650 SH       Defined                                    2650
MSCI EAFE Ishares              COM              464287465     3681    64738 SH       Sole                     4660             60078
                                                                49      865 SH       Defined                   290               575
MSCI Emerging Markets Ishares  COM              464287234     7196   162245 SH       Sole                    14095            148150
                                                                87     1959 SH       Defined                    99              1860
Oracle Corporation             COM              68389X105     1433    42999 SH       Sole                     4480             38519
                                                                10      300 SH       Defined                                     300
P P G Industries Inc.          COM              693506107     2890    21351 SH       Sole                     2240             19111
                                                                64      475 SH       Defined                    50               425
PepsiCo Inc.                   COM              713448108     2062    30126 SH       Sole                     4132             25994
                                                               315     4600 SH       Defined                                    4600
Procter & Gamble Co.           COM              742718109      546     8049 SH       Sole                                       8049
                                                               190     2792 SH       Defined                                    2792
Questar Corp.                  COM              748356102     1459    73820 SH       Sole                     8685             65135
                                                                22     1100 SH       Defined                   100              1000
Rogers Int'l Commodity Index   COM              870297801     3519   408194 SH       Sole                    34400            373794
                                                                47     5500 SH       Defined                                    5500
S&P Mid Cap 400 Ishares        COM              464287507     7578    74511 SH       Sole                     6705             67806
                                                                92      900 SH       Defined                   100               800
S&P Small Cap 600 Ishares      COM              464287804     4718    60409 SH       Sole                     5430             54979
                                                                66      850 SH       Defined                   100               750
SPDR Gold Trust                COM              78463V107      384     2373 SH       Sole                                       2373
Schlumberger Ltd.              COM              806857108     2015    29071 SH       Sole                     2870             26201
                                                                88     1275 SH       Defined                                    1275
Sherwin-Williams Co.           COM              824348106     1874    12184 SH       Sole                     1365             10819
                                                                23      150 SH       Defined                                     150
Sigma Aldrich Corp.            COM              826552101     1790    24325 SH       Sole                     2660             21665
                                                               107     1450 SH       Defined                                    1450
Southern Company               COM              842587107     2428    56713 SH       Sole                     5650             51063
                                                               356     8315 SH       Defined                   300              8015
Standard & Poor's 500 Dep. Rec COM              78462f103     1275     8951 SH       Sole                      184              8767
                                                                24      170 SH       Defined                                     170
Stanley Black & Decker         COM              854502101     1868    25247 SH       Sole                     2895             22352
                                                                39      525 SH       Defined                                     525
Stryker Corp.                  COM              863667101     2312    42177 SH       Sole                     3565             38612
                                                                22      400 SH       Defined                                     400
Target Corp.                   COM              87612E106     1676    28331 SH       Sole                     3175             25156
                                                                89     1500 SH       Defined                                    1500
Tortoise Energy Infrastructure COM              89147l100     1969    51954 SH       Sole                     4915             47039
                                                                53     1400 SH       Defined                                    1400
WW Grainger                    COM              384802104     1625     8032 SH       Sole                      920              7112
                                                               116      575 SH       Defined                                     575